Deposits (Table)	12 Months Ended
Dec. 31, 2022
Deposits
Schedule of maturity distribution of time deposits
2023	$65,651,974
2024	15,657,066
2025	4,605,036
2026	10,603,273
2027	5,121,310
Total time deposits	$101,638,659